Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Credit Quality) (Details) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Loans To Business And Government [Line Items]
Customers' liability under acceptances	$ 19	$ 17,569
Business and government [member]
Loans To Business And Government [Line Items]
Loans at amortized cost	352,034	326,528
Customers' liability under acceptances	19	17,569
Loans at FVOCI	159	421
Loans and acceptances	352,212	344,518
Allowance for loan losses	3,355	2,990
Loans and acceptances, net of allowance	$ 348,857	$ 341,528